Income Taxes (Details Textual) - USD ($)		12 Months Ended
	Aug. 09, 2019	Dec. 31, 2019
Income Taxes (Textual)
Net operating loss of federal	$ 58,289,156	$ 38,678,795
Net operating loss of state	$ 56,508,507	30,900,000
Net operating loss of foreign		$ 3,800,000
Federal NOL, description		The federal NOL may be carried forward indefinitely. For state NOL, these NOLs will begin to expire in 2038.The federal and state NOL carryovers are subject to annual limitations under Section 382 of the U.S. Internal Revenue Code when there is a greater than 50% ownership change, as determined under the regulations.
Change in ownership of NOL		50.00%